UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.5%
Bally Technologies Inc.	535,620	$25,795,459	*
Penn National Gaming Inc.	411,610	20,028,943	*

Total Hotels, Restaurants & Leisure		45,824,402

Media - 2.1%
Lions Gate Entertainment Corp.	1,349,830	24,728,886	*
Millennial Media Inc.	184,760	2,132,130	*

Total Media		26,861,016

Specialty Retail - 6.5%
Advance Auto Parts Inc.	260,290	19,136,521
Hibbett Sports Inc.	385,760	20,314,121	*
Jos. A. Bank Clothiers Inc.	348,192	14,115,704	*
Lumber Liquidators Holdings Inc.	360,632	21,342,202	*
Stage Stores Inc.	387,110	8,845,463

Total Specialty Retail		83,754,011

TOTAL CONSUMER DISCRETIONARY		156,439,429

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.7%
Casey’s General Stores Inc.	288,399	15,784,077
Susser Holdings Corp.	447,590	18,736,118	*

TOTAL CONSUMER STAPLES		34,520,195

ENERGY - 5.1%
Energy Equipment & Services - 4.6%
Lufkin Industries Inc.	333,750	19,327,462
Newpark Resources Inc.	954,330	8,226,325	*
Oceaneering International Inc.	368,100	23,267,601
TETRA Technologies Inc.	1,010,140	8,586,190	*

Total Energy Equipment & Services		59,407,578

Oil, Gas & Consumable Fuels - 0.5%
Comstock Resources Inc.	386,900	5,644,871	*

TOTAL ENERGY		65,052,449

EXCHANGE-TRADED FUNDS - 4.5%
Exchange Traded Funds - 4.5%
iShares Russell 2000 Growth Index Fund	574,610	58,403,360

FINANCIALS - 7.9%
Capital Markets - 3.6%
Affiliated Managers Group Inc.	96,055	13,825,196	*
Duff & Phelps Corp., Class A Shares	546,580	8,685,156
Financial Engines Inc.	564,120	18,762,632	*
WisdomTree Investments Inc.	588,500	5,090,525	*

Total Capital Markets		46,363,509

Commercial Banks - 2.4%
Old National Bancorp	832,160	11,117,657
SVB Financial Group	301,170	19,988,653	*

Total Commercial Banks		31,106,310

Diversified Financial Services - 0.8%
Primus Guaranty Ltd.	1,134,275	10,605,471	*

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	146,000	13,452,440

TOTAL FINANCIALS		101,527,730

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
HEALTH CARE - 14.3%
Biotechnology - 1.5%
Acorda Therapeutics Inc.	429,174	$12,394,545	*
ARIAD Pharmaceuticals Inc.	333,290	6,625,805	*

Total Biotechnology		19,020,350

Health Care Equipment & Supplies - 2.0%
Insulet Corp.	385,170	8,885,872	*
Integra LifeSciences Holdings Corp.	294,866	12,428,602	*
Volcano Corp.	207,550	5,197,052	*

Total Health Care Equipment & Supplies		26,511,526

Health Care Providers & Services - 5.2%
Accretive Health Inc.	1,033,650	13,344,422	*
Hanger Orthopedic Group Inc.	648,741	18,638,329	*
Mednax Inc.	280,172	23,971,516	*
Owens & Minor Inc.	383,100	11,726,691

Total Health Care Providers & Services		67,680,958

Health Care Technology - 2.3%
athenahealth Inc.	237,170	20,508,090	*
Medidata Solutions Inc.	188,680	8,828,337	*

Total Health Care Technology		29,336,427

Life Sciences Tools & Services - 2.5%
Luminex Corp.	480,990	8,840,596	*
Mettler-Toledo International Inc.	107,920	22,936,238	*

Total Life Sciences Tools & Services		31,776,834

Pharmaceuticals - 0.8%
Auxilium Pharmaceuticals Inc.	562,520	10,350,368	*

TOTAL HEALTH CARE		184,676,463

INDUSTRIALS - 13.9%
Aerospace & Defense - 0.8%
Orbital Sciences Corp.	715,803	10,522,304	*

Commercial Services & Supplies - 1.5%
Copart Inc.	374,570	13,450,809	*
Corrections Corporation of America	159,200	6,032,088

Total Commercial Services & Supplies		19,482,897

Construction & Engineering - 1.5%
Quanta Services Inc.	682,120	19,761,016	*

Electrical Equipment - 0.9%
Thermon Group Holdings Inc.	474,190	11,475,398	*

Machinery - 4.9%
Chart Industries Inc.	303,150	20,065,499	*
IDEX Corp.	603,460	30,106,619
Tennant Co.	279,850	12,884,294

Total Machinery		63,056,412

Trading Companies & Distributors - 4.3%
H&E Equipment Services Inc.	422,750	8,150,620
MSC Industrial Direct Co. Inc., Class A Shares	315,260	24,943,372
United Rentals Inc.	430,260	21,779,761	*

Total Trading Companies & Distributors		54,873,753

TOTAL INDUSTRIALS		179,171,780

INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.5%
Comverse Technology Inc.	1,019,671	4,445,765	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Communications Equipment - 0.5% (continued)
Palo Alto Networks Inc.	37,160	$2,057,178	*

Total Communications Equipment		6,502,943

Electronic Equipment, Instruments & Components - 1.7%
FEI Co.	353,810	21,568,258

Internet Software & Services - 6.7%
Active Network Inc.	459,290	2,539,874	*
Bazaarvoice Inc.	167,620	1,295,703	*
comScore Inc.	528,688	7,787,574	*
Cornerstone OnDemand Inc.	372,120	12,160,881	*
Dice Holdings Inc.	594,410	5,593,398	*
LivePerson Inc.	1,114,720	14,903,806	*
MercadoLibre Inc.	248,317	21,951,223
Monster Worldwide Inc.	990,190	5,743,102	*
Responsys Inc.	663,500	5,062,505	*
Trulia Inc.	237,630	6,247,293	*
XO Group Inc.	358,270	3,446,557	*

Total Internet Software & Services		86,731,916

IT Services - 2.0%
Cardtronics Inc.	293,080	7,587,841	*
MAXIMUS, Inc.	119,060	8,163,944
ServiceSource International Inc.	1,549,237	9,372,884	*

Total IT Services		25,124,669

Semiconductors & Semiconductor Equipment - 4.2%
CEVA Inc.	343,960	5,221,313	*
Cymer Inc.	188,060	19,364,538	*
Integrated Device Technology Inc.	1,095,290	7,918,947	*
LSI Corp.	2,262,472	15,927,803	*
Monolithic Power Systems	270,770	6,308,941

Total Semiconductors & Semiconductor Equipment		54,741,542

Software - 12.8%
Aspen Technology Inc.	840,600	25,722,360	*
Comverse Inc.	102,107	2,948,850	*
Eloqua Inc.	212,610	4,994,209	*
Fortinet Inc.	1,010,660	23,841,469	*
Imperva Inc.	205,910	7,062,713	*
MICROS Systems Inc.	257,484	11,851,989	*
Monotype Imaging Holdings Inc.	682,100	12,332,368
Qualys Inc.	334,660	4,384,046	*
ServiceNow Inc.	141,070	3,910,460	*
Solarwinds Inc.	511,700	27,846,714	*
Sourcefire Inc.	589,608	25,117,301	*
Verint Systems Inc.	456,895	15,443,051	*

Total Software		165,455,530

TOTAL INFORMATION TECHNOLOGY		360,124,858

MATERIALS - 3.5%
Chemicals - 2.3%
Kraton Performance Polymers Inc.	249,840	6,558,300	*
Rockwood Holdings Inc.	424,694	23,243,503

Total Chemicals		29,801,803

Metals & Mining - 1.2%
Compass Minerals International Inc.	211,566	15,243,330

TOTAL MATERIALS		45,045,133

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A Shares	126,750	8,829,405	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY			SHARES	VALUE
UTILITIES - 1.7%
Electric Utilities - 1.7%
ITC Holdings Corp.			266,110	$21,554,910

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $873,519,341)				1,215,345,712

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.7%
Repurchase Agreements - 6.7%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $86,667,313; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $88,400,637) (Cost - $86,667,000)	0.130%	2/1/13	$86,667,000	86,667,000

TOTAL INVESTMENTS - 101.0% (Cost - $960,186,341#)				1,302,012,712
Liabilities in Excess of Other Assets - (1.0)%				(12,653,673)

TOTAL NET ASSETS - 100.0%				$1,289,359,039

* Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Advance Auto Parts Inc., Call (Premiums received - $75,172)	2/16/13	$80.00	737	$35,008

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (formerly Legg Mason ClearBridge Small Cap Growth Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:	$1,215,345,712	$—	—	$1,215,345,712
Short-term investments†	—	86,667,000	—	86,667,000

Total investments	$1,215,345,712	$86,667,000	—	$1,302,012,712

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$35,008	—	—	$35,008

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$395,885,344
Gross unrealized depreciation	(54,058,973)

Net unrealized appreciation	$341,826,371

During the period ended January 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	299	$22,126
Options written	1,779	176,099
Options closed	—	—
Options exercised	(418)	(51,074)
Options expired	(923)	(71,979)

Written options, outstanding as of January 31, 2013	737	$75,172

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2013.

Primary Underlying Risk	Written Options at value
Equity Risk	$35,008

During the period ended January 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Written options	$22,520

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013